Organization and Business Description - Schedule of Income Statement (Details) - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Statement [Line Items]
Revenues, net	$ 57,867	$ 552,452
Net loss	$ (1,454,221)	$ (2,076,040)